Subsequent Events	12 Months Ended
Dec. 31, 2016
Subsequent Events
(25)	Subsequent Events

No material subsequent events have occurred since December 31, 2016 through March 29, 2017, the date at which the financial statements were issued, that would require adjustment to the financial statements.

On January 9, 2017, the Company redeemed preferred stock and related accrued interest previously issued as part of a prepaid forward agreement by AZLPF in the amount of $32,244. See note 4 for further details.

On February 22, 2017, the Company declared a cash dividend payable to the parent company, AZOA. The dividend of $342,000 was paid on March 8, 2017.

On March 3, 2017, a stock purchase agreement was signed for the subsidiary recorded as held-for-sale. The sale of the subsidiary will be executed on or around March 31, 2017. In addition, the subsidiary entered into a modified coinsurance reinsurance agreement with the Company effective February 1, 2017. Under the reinsurance agreement, all liabilities and risk associated with subsidiary’s contract holders will be assumed by the Company.